RELATED PARTY TRANSACTIONS (Details) - Key Managment - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Cash compensation - salaries, short-term incentives, and other benefits	$ 7.4	$ 7.3
Long-term incentives, including share-based payments	8.8	8.5
Termination and post-retirement benefits	1.1	10.2
Total compensation paid to key management personnel	$ 17.3	$ 26.0